Income (loss) Before Income Taxes for Domestic and Foreign Entities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income (loss) before income taxes, domestic	$ (12,761)	$ (8,080)	$ (11,039)
Income (loss) before income taxes, foreign	73,329	45,228	65,373
INCOME BEFORE INCOME TAX	$ 60,568	$ 37,148	$ 54,334